FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       January 25, 2010


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total:	$85,788


List of Other Included Managers:

NONE




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							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ANNALY CAPITAL MGMT             COM     035710409       2603     150000   SH         sole       n/a      150000   0      0
ASCOT RESOURCES LTD             COM     04364G106        654    1900000   SH         sole       n/a     1900000   0      0
ATAC RESOURCES LTD              COM     046491106        821     600000   SH         sole       n/a      600000   0      0
BERKSHIRE HATHAWAY INC          CL B    084670207        657        200   SH         sole       n/a         200   0      0
CENT FUND                       CL A    153501101       6890     500000   SH         sole       n/a      500000   0      0
CENTRAL GOLD TRUST             UNITS    153546106       9988     225000   SH         sole       n/a      225000   0      0
CHESAPEAKE GOLD CORP            COM     165184102       5052     638000   SH         sole       n/a      638000   0      0
CHINA EVERBRIGHT INT'L          ORD      6630940        7739   15000000   SH         sole       n/a    15000000   0      0
CONCHO RESOURCES INC            COM     20605P101        898      20000   SH         sole       n/a       20000   0      0
COOLBRANDS INTL INC             COM     21639P307        583     500000   SH         sole       n/a      500000   0      0
COPPER ONE                      COM     21751Q109        660    1500000   SH         sole       n/a     1500000   0      0
COSAN LTD                       COM     G25343107       1305     150000   SH         sole       n/a      150000   0      0
EAST ASIA MINERALS CORP         COM     270541105      19080    4300000   SH         sole       n/a     4300000   0      0
ELDORADO GOLD                   COM     284902103       1417     100000   SH         sole       n/a      100000   0      0
FOCUS VENTURES LTD              COM     34416M108        640     650000   SH         sole       n/a      650000   0      0
FORTUNA SILVER MINES INC        COM     349915108       3012    1500000   SH         sole       n/a     1500000   0      0
IAMGOLD                         COM     450913108        782      50000   SH         sole       n/a       50000   0      0
INDICO RESOURCES LTD            COM     G476M1108         83     242000   SH         sole       n/a      242000   0      0
INTL TOWER HILL MINES LTD       COM     46051L104       3191     450000   SH         sole       n/a      450000   0      0
LITHIUM ONE INC                 COM     536806102        676     700000   SH         sole       n/a      700000   0      0
MINGYUAN MEDICARE DEV           ORD      6594046        4752   27700000   SH         sole       n/a    27700000   0      0
MOSAIC CO BROOKLYN              COM     61945A107       1792      30000   SH         sole       n/a       30000   0      0
OCCIDENTAL PETROLEUM            COM     674599105       2441      30000   SH         sole       n/a       30000   0      0
PANORAMIC RESOURCES             ORD      6405665         681     327800   SH         sole       n/a      327800   0      0
SYNTHESIS ENERGY SYS INC.       COM     871628103        789     850000   SH         sole       n/a      850000   0      0
TRANSATLANTIC PETR CORP         COM     G89982105       7182    2100000   SH         sole       n/a     2100000   0      0
TREVALI RES CORP                COM     895318103        875     905600   SH         sole       n/a      905600   0      0
ZENA MINING CORP                COM     98935W103        545    1000000   SH         sole       n/a     1000000   0      0

